Share Capital (Details) - Schedule of Information about Stock Options Outstanding	12 Months Ended
Jun. 30, 2023 $ / shares
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Number of options outstanding	3,957,167
Weighted average remaining contractual life (Years)	3 years 4 months 28 days
Number of options exercisable	1,468,166
Weighted average exercise price	$ 2.92
Bottom of Range [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise price	2.15
Top of Range [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise price	4
2.15 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise price	$ 2.15
Number of options outstanding	774,167
Weighted average remaining contractual life (Years)	7 months 24 days
Number of options exercisable	774,167
Weighted average exercise price	$ 2.15
3.33 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise price	$ 3.33
Number of options outstanding	713,000
Weighted average remaining contractual life (Years)	3 years 7 months 6 days
Number of options exercisable	237,667
Weighted average exercise price	$ 3.33
3.42 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise price	$ 3.42
Number of options outstanding	939,000
Weighted average remaining contractual life (Years)	4 years 6 months 21 days
Number of options exercisable
Weighted average exercise price
3.67 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise price	$ 3.67
Number of options outstanding	120,000
Weighted average remaining contractual life (Years)	4 years 6 months 25 days
Number of options exercisable
Weighted average exercise price
3.89 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise price	$ 3.89
Number of options outstanding	10,000
Weighted average remaining contractual life (Years)	3 years 7 months 24 days
Number of options exercisable	3,334
Weighted average exercise price	$ 3.89
3.92 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise price	$ 3.92
Number of options outstanding	50,000
Weighted average remaining contractual life (Years)	4 years 9 months 14 days
Number of options exercisable
Weighted average exercise price
4.00 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise price	$ 4
Number of options outstanding	1,351,000
Weighted average remaining contractual life (Years)	3 years 11 months 4 days
Number of options exercisable	452,998
Weighted average exercise price	$ 4